ROYALTY, STREAM, AND OTHER INTERESTS (Narrative) (Details)	1 Months Ended													5 Months Ended	12 Months Ended
	Apr. 16, 2019 CAD ($) $ / shares shares	Apr. 16, 2019 USD ($) shares	Feb. 28, 2019 CAD ($) $ / shares shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 USD ($) shares	Jul. 31, 2018 CAD ($) Ounce Share tonnes $ / shares $ / grams shares	Jul. 31, 2017 CAD ($) Ounce Royalty_Interest Silver_Stream_Interest $ / shares $ / Ounce shares	Jun. 30, 2017 CAD ($) $ / shares shares	May 30, 2017 CAD ($) $ / shares	May 31, 2019 $ / Ounce	May 31, 2019 CAD ($)	May 31, 2018 CAD ($) Ounce	May 31, 2018 USD ($) Ounce	Jul. 31, 2017 USD ($)
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Acquisition of royalty and other interests															$ 27,865,781
Purchase price of acquisition															13,458,638	$ 869,244
Recoveries from royalty and stream interests															105,273	240,296
Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares	8,219,009	8,219,009
Purchase price of acquisition		$ 8,240,000
Share price per share | $ / shares	$ 1.16
Royalty interests and deferred acquisition costs	$ 9,960,221														9,960,221
Acquisition costs	$ 426,171
Alamos acquisitions | Wasamac
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest	1.50%	1.50%
Alamos acquisitions | El Realito
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest	2.00%	2.00%
Right to buy-back stream, amount		$ 4,000,000
Half of the NSR royalty	1.00%	1.00%
Right of first refusal		$ 5,000,000
Alamos acquisitions | La Fortuna option
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest	1.00%	1.00%
Purchase price of agreement		$ 1,000,000
Purchase price of agreement payable in shares		400,000
Upfront payment made upon exercise of option		$ 600,000
Term of exercise of option	2 years	2 years
15 Mile Stream acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest			1.00%	1.00%
Acquisition of royalty and other interests				$ 4,000,000
Number of common shares issued for acquisitions of royalty interests | shares			2,619,000	2,619,000
Purchase price of acquisition paid in cash			$ 2,920,720	$ 2,200,000
Share price per share | $ / shares			$ 1.04
Royalty interests and deferred acquisition costs															5,691,629
Acquisition costs			$ 53,309
Dufferin East Acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					1.00%
Acquisition of royalty and other interests					$ 315,000
Acquisition costs					$ 24,246
Cap-Oeste Sur East acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest						1.50%	1.50%
Purchase price of acquisition paid in cash						$ 2,014,065	$ 1,500,000
Acquisition costs						$ 79,153
Cap-Oeste Sur East acquisition | Minera Triton Argentina
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of ownership interest in subsidiary						100.00%	100.00%
Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest								2.00%	2.00%
Number of common shares issued for acquisitions of royalty interests | shares								10,123,077	10,123,077
Purchase price of acquisition								$ 15,108,224	$ 12,000,000
Purchase price of acquisition paid in cash								$ 7,863,540	$ 6,000,000
Buy-back right percentage								1.00%	1.00%
Right to buy-back stream, amount									$ 7,500,000
Share price per share | $ / shares								$ 0.71
Acquisition costs								$ 63,240
ValGold acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares										9,659,926
Number of common shares received for exchange ratio | shares										0.1667
Share price per share | $ / shares										$ 0.79
Royalty interests and deferred acquisition costs															$ 8,217,300
Share purchase warrant outstanding exercisable acquisition | shares										2,616,831
Exercise price per share purchase warrant outstanding exercisable | $ / shares										$ 0.60
Fair value at measurement date, warrants issued										$ 801,345
Weighted average fair value of warrants | $ / shares										$ 0.31
Risk free interest rate										2.07%
Expected dividend yield										2.07%
Expected stock price volatility										73.00%
Expected life in years | Share										1.1
Forfeiture rate										0.00%
ValGold acquisition | Garrison
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										2.00%
ValGold acquisition | Los Platos
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										1.50%
ValGold acquisition | Tower Mountain project
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										2.00%
Number of inferred resource (in Ounces) | Ounce										151,000
Number of bulk tonnage model (in tonnes) | tonnes										7,150,000
Average grade of gold (in gram per tonne) | $ / grams										0.66
Sale of acquisition to original owner										$ 150,000
Akasaba West acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs																$ 261,753
Akasaba West acquisition | Agnico Eagle Mines Limited ("Agnico")
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest																2.00%	2.00%
Purchase price of acquisition																$ 250,000
Exemption on gold produced | Ounce																210,000	210,000
Buy-back right percentage																1.00%	1.00%
Right to buy-back stream, amount																	$ 7,500,000
Acquisition costs																$ 12,572
Coeur acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Acquisition of royalty and other interests											$ 7,855,161
Number of common shares issued for acquisitions of royalty interests | shares											14,546,597
Number of royalty interest acquired | Royalty_Interest											3
Number of silver stream interests acquired | Silver_Stream_Interest											1
Share price per share | $ / shares											$ 0.54
Convertible debenture payable											$ 8,332,041							$ 6,677,476
Royalty interests and deferred acquisition costs																15,965,335
Operating cost contribution price per ounce | $ / Ounce											1.00			1.35
Incremental percentage of exceeded silver price per ounce											50.00%
Percentage right to buy silver pruduction											100.00%
Exceeding silver price per ounce | $ / Ounce											7.00
Right to buy silver production | Ounce											20,000,000
Coeur acquisitions | Joaquin project
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Net smelter return											2.00%
Coeur acquisitions | Zaruma gold mine
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Net smelter return											1.50%
Coeur acquisitions | Puchuldiza project
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Net smelter return											1.50%
Matamec acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest												2.00%
Acquisition of royalty and other interests													$ 1,000,000
Number of common shares issued for acquisitions of royalty interests | shares												2,000,000
Purchase price of acquisition												$ 500,000
Share price per share | $ / shares													$ 0.50
Royalty interests and deferred acquisition costs																$ 1,513,728
Exercise price of warrants issued within units | $ / shares												$ 0.75
Term of share purchase warrant exercise price												2 years
Acquisition costs												$ 13,728
Matamec acquisitions | Holye Pond extension property
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest												1.00%
Matamec acquisitions | Montclerg property
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest												1.00%